Parent Entity Financial Information (Tables)	12 Months Ended
Dec. 31, 2024
Statement of financial position [abstract]
Summary of Information Extracted From Books and Records of Parent

The following information has been extracted from the books and records of the parent and has been prepared in accordance with International Financial Reporting Standards.

	As of December 31,	As of December 31,
(in U.S. Dollars)	2024	2023
Balance sheet
ASSETS
Current assets
Cash and cash equivalents	$39,222,311	$72,819,657
Trade and other receivables	92,533	62,513
Prepayments	64,749	12,992
	39,379,593	72,895,162
Assets classified as held for sale	2,197,607	2,372,886
Total current assets	41,577,200	75,268,048

Non-current assets
Amounts due from related parties	132,012,140	121,976,670
Exploration and evaluation assets	—	—
Investment securities at fair value through profit or loss	—	16,429,244
Other assets	5,234	5,741
Total non-current assets	132,017,374	138,411,655
Total assets	$173,594,574	$213,679,703

LIABILITIES
Payables	$275,118	$322,940
Borrowings	30,360,575	28,554,210
Derivative financial instruments	5,368,624	866,278
Total current liabilities	36,004,317	29,743,428

Total liabilities	36,004,317	29,743,428
Net assets	137,590,257	183,936,275
EQUITY
Contributed equity	367,537,075	338,425,286
Reserves	2,844,337	25,017,175
Accumulated losses	(232,791,155)	(179,506,186)
Total equity	$137,590,257	$183,936,275

	At December 31,	At December 31,
	2024	2023
Statement of Profit or Loss and Other Comprehensive Income
Total loss and total comprehensive loss	$(53,284,969)	$(47,135,365)